Product Information Notice Dated December 12, 2012

Effective April 30, 2013, Oppenheimer Main Street Small- & Mid-Cap Fund®/VA will be renamed Oppenheimer Main Street Small Cap Fund®/VA.

This Notice Should Be Retained For Future Reference.

HV-7414